Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2014
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(1,968)	1,223
Purchased software and others	24,673	(13,168)	11,505

	36,864	(24,136)	12,728

As of December 31, 2015
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(2,606)	585
Purchased software and others	26,491	(14,842)	11,649

	38,682	(26,448)	12,234